SCHEDULE OF PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses		$ 47,000,000	$ 612,000,000
Other receivables		107,000,000	100,000,000
Prepaid expenses and other receivables	$ 242,000	$ 154,000	$ 712,000